RIGHT-OF-USE ASSETS	12 Months Ended
Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [abstract]
RIGHT-OF-USE ASSETS	RIGHT-OF-USE ASSETS
16(a)    Amounts recognized in the consolidated balance sheets

	As of December 31,	As of December 31,
	2023	2022
Right of use assets	US$’000	US$’000
Land	2,054	2,211
Buildings	575	935
Motor vehicles and other assets	86	134
Office equipment	110	152
	2,825	3,432
Our Company leases various assets including land, buildings, business vehicles and multifunction printers. Rental contracts are typically made for periods of 2 to 37 years. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. The lease agreements do not impose covenants, but leased assets may not be used as security for borrowing purposes.
Additions to the right-of-use assets during the 2023 financial year were $177 (2022: $863).
16(b)    Amounts recognized in the consolidated income statements

	2023	2022
Depreciation charge of right of use assets	US$’000	US$’000
Land	208	242
Buildings	456	337
Motor vehicles and other assets	82	65
Office equipment	44	38
	790	682

Interest expenses (included in finance cost)	98	80
Expenses relating to short-term leases	15	11
Expenses relating to lease of low-value assets that are not short-term leases	1	3
The total cash outflow for lease in 2023 was $805 (2022: $710).